General Information and Reorganization Transactions	12 Months Ended
Dec. 31, 2023
General Information and Reorganization Transactions [Abstract]
General information and reorganization transactions

Note 1 – General information and reorganization transactions

Brera Holdings PLC (FKA Brera Holdings Limited) (“Brera Holdings” or the “Company”), a public company limited by shares, was incorporated in Ireland on June 30, 2022.

The sole subscriber to the incorporation constitution of the Company was Goodbody Subscriber One Limited who subscribed for one (1) ordinary share for EUR1.00. On July 11, 2022, the one ordinary share was transferred to Daniel Joseph McClory, and on July 14, 2022, the ordinary share was surrendered to the Company and cancelled in accordance with Irish law. On July 13, 2022, an amended constitution was adopted by the Company reflecting an authorized share capital of EUR1.00 and US$1,750,000 divided into 50,000,000 Class A Ordinary Shares, nominal value US$0.005 per share, 250,000,000 Class B Ordinary Shares, nominal value US$0.005 per share, 50,000,000 preferred shares, nominal value US$0.005 per share, and one ordinary share with a nominal value of EUR1.00. On July 14, 2022, the Company issued 8,100,000 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

Brera Milano S.r.l. (FKA KAP S.r.l.) (“Brera Milano” or “KAP”), an Italian limited liability company (società a responsabilità limitata), was formed on December 20, 2016.

On July 18, 2022, the Company entered into a preliminary agreement for the purchase of all the shares of Brera Milano with Marco Sala, Stefano Locatelli, Alessandro Aleotti, Christian Rocca, Sergio Carlo Scalpelli, and MAX SRL (the “Acquisition”). Pursuant to the terms of the agreement, the Company acquired 100% of equity interest of Brera Milano on July 29, 2022. As a result, Brera Milano became a wholly owned subsidiary of the Company.

The Company also agreed to contribute EUR253,821 to Brera Milano upon the final completion of the formal obligations under this agreement at the Milan Register of Companies, in order to restore Brera Milano’s share capital due to a EUR253,821 liability indicated by its financial statements. On July 29, 2022, the Company executed the final deed of share transfer, paid EUR253,821 for purposes of restoring Brera Milano’s share capital, and completed certain other required formalities. On the same day, the share transfer became effective under Italian law. As a result, Brera Milano became a wholly-owned subsidiary of the Company.

The Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Acquisition.

The Company was a shell corporation established in 2022 with no operations at incorporation date The Company has issued shares to the existing shareholders, and it is not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute as a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Accordingly, the Company’s consolidated financial statements represent a continuation of the financial statement of Brera Milano and the assets and liabilities are presented at their historical carrying values.

The Company, via its wholly-owned operating subsidiary, Brera Milano, is engaged in a range of businesses including football division progression, global player transfer services, sponsorship services, and football and volleyball school services and consulting services on football projects.

In April 2023, we acquired 90% of the European first division football team Fudbalski Klub Akademija Pandev in North Macedonia, a country with participation rights in two major UEFA competitions, the Europa League and the Europa Conference League, and rebranded the team Brera Strumica FC.

In July 2023, we completed the acquisition of a majority ownership in the Italian Serie A1 women’s professional volleyball team, UYBA Volley S.s.d.a.r.l. In September 2023, we assumed control of Bayanzurkh Sporting Ilch FC, a team in the Mongolian National Premier League, which became Brera Ilch FC when the football season resumed in March 2024. The Company is focused on providing investors with returns based on its unique value creation methodology with a focus on undervalued sports clubs internationally while being mindful of socially-impactful outcomes.

The Brera FC football (soccer) team was reopened for operations in the summer of 2024. It had paused for one year while the club opened the Brera FC, which is a wholly owned entity of Brera Milano, and is now the operating entity for the team. The team will continue playing at the famous Arena Civica in Milan. The club will actually begin playing in the fall in an amateur league as it has for over 20 years prior to last year’s pause. With a social impact mission we look forward to the upcoming season.

Initial Public Offering

On January 26, 2023, we entered into an underwriting agreement (the “Underwriting Agreement”) with Revere Securities, LLC, as representative of the underwriters named on Schedule 1 thereto (the “Representative”), relating to the Company’s initial public offering (the “Offering”) of 1,500,000 Class B Ordinary Shares (the “Offering Shares”) of the Company, at an Offering price of US$5.00 per share (the “Offering Price”). Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Offering Shares, the Company agreed to sell the Offering Shares to the Representative at a purchase price of US$4.65 (93% of the public offering price per share). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 225,000 Class B Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the Class B Ordinary Shares sold in the Offering, from the Company, less underwriting discounts and commissions and a non-accountable expense allowance.

The Offering Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA”. The closing of the Offering took place on January 31, 2023. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately US$6,900,000.

The Company also issued the Representative a warrant to purchase up to 105,000 Class B Ordinary Shares (7% of the Class B Ordinary Shares sold in the Offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time from July 26, 2023 to July 26, 2028 for US$5.00 per share (100% of the Offering Price per Class B Ordinary Share). The Representative’s Warrants contain customary anti-dilution provisions for share dividends, splits, mergers, and any future issuance of ordinary shares or ordinary shares equivalents at prices (or with exercise and/or conversion prices) below the exercise price. The Representative’s Warrant also contains piggyback registration rights in compliance with FINRA Rule 5110, which prohibits piggyback registration rights with a duration of more than seven years from the commencement of sales of the Offering.

The Offering Shares were offered and sold and the Representative’s Warrant was issued pursuant to the Company’s Registration Statement on Form F-1 (File No. 333-268187), as amended (the “Registration Statement”), initially filed with the U.S. Securities and Exchange Commission (the “Commission”) on November 4, 2022, and declared effective by the Commission on January 26, 2023, and the final prospectus filed with the Commission on January 30, 2023 pursuant to Rule 424(b)(4) of the Securities Act. The Offering Shares, Representative’s Warrant and the Class B Ordinary Shares underlying the Representative’s Warrant were registered as a part of the Registration Statement. The Company intends to use the net proceeds from the Offering to purchase acquisition or management rights of football clubs; continued investment in social impact football; sales and marketing; and working capital and general corporate purposes.

The Underwriting Agreement contained customary representations, warranties and covenants by the Company, customary conditions to closing, indemnification obligations of the Company and the underwriters, including for liabilities under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the Underwriting Agreement were made only for purposes of such agreement and as of specific dates were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties.